Other Assets (Details) - USD ($) $ in Thousands	Sep. 30, 2021	Dec. 31, 2020
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Prepaid insurance	$ 20,569	$ 35,230
Prepaid IT service and maintenance	25,770	19,827
Commitment fees	401	641
Deposits	316	31
Other	8,599	2,260
Total other assets	$ 55,655	$ 57,989